Share-Based Payments - Summary of Details of Share Based Payment Arrangement BCE 2010 (Detail)			12 Months Ended
	Nov. 22, 2011 EUR (€) € / shares	Jun. 24, 2011 EUR (€) € / shares	Dec. 31, 2017	Dec. 15, 2017 EUR (€) € / shares	Dec. 05, 2017 EUR (€) € / shares	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date				12/15/2027	12/05/2027
Share entitlement per BCE2010(1) | € / shares				€ 1	€ 1
Black and Scholes Method [Member]
Valuation method used
Grant date share fair value (in euros) | €				€ 36.43	€ 35.73
Expected volatility				43.13%	43.23%
Expected dividends				0.00%	0.00%
BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of BCE2010 granted			0			0	0
Not Later Than One Year [member] | Date of Grant One [Member] | Board of Director [Member] | BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		6 months
Plan expiration date		Nov. 22, 2021
Number of BCE2010 granted		6,000
Share entitlement per BCE2010(1) | € / shares		€ 15
Exercise price (in euros) | €		€ 77
Not Later Than One Year [member] | Date of Grant One [Member] | Board of Director [Member] | BCE2010 [Member] | Black and Scholes Method [Member]
Valuation method used
Grant date share fair value (in euros) | €		€ 77
Expected volatility		40.00%
Average life of BCE2010 (in years)		0
Discount rate(2)		2.55%
Expected dividends		0.00%
Fair value per BCE2010 (in euros) | € / shares		€ 31.16
Not Later Than One Year [member] | Date of Grant Two [Member] | Board of Director [Member] | BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year
Plan expiration date	Nov. 22, 2021
Number of BCE2010 granted	2,510
Share entitlement per BCE2010(1) | € / shares	€ 15
Exercise price (in euros) | €	€ 77
Not Later Than One Year [member] | Date of Grant Two [Member] | Board of Director [Member] | BCE2010 [Member] | Black and Scholes Method [Member]
Valuation method used
Grant date share fair value (in euros) | €	€ 77
Expected volatility	40.00%
Average life of BCE2010 (in years)	0
Discount rate(2)	2.05%
Expected dividends	0.00%
Fair value per BCE2010 (in euros) | € / shares	€ 30.42
Later Than One Year and Not Later Than Two Years [member] | Date of Grant One [Member] | Board of Director [Member] | BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		1 year 6 months
Plan expiration date		Nov. 22, 2021
Number of BCE2010 granted		6,000
Share entitlement per BCE2010(1) | € / shares		€ 15
Exercise price (in euros) | €		€ 77
Later Than One Year and Not Later Than Two Years [member] | Date of Grant One [Member] | Board of Director [Member] | BCE2010 [Member] | Black and Scholes Method [Member]
Valuation method used
Grant date share fair value (in euros) | €		€ 77
Expected volatility		40.00%
Average life of BCE2010 (in years)		0
Discount rate(2)		2.68%
Expected dividends		0.00%
Fair value per BCE2010 (in euros) | € / shares		€ 32.71
Later Than One Year and Not Later Than Two Years [member] | Date of Grant Two [Member] | Board of Director [Member] | BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	2 years
Plan expiration date	Nov. 22, 2021
Number of BCE2010 granted	2,510
Share entitlement per BCE2010(1) | € / shares	€ 15
Exercise price (in euros) | €	€ 77
Later Than One Year and Not Later Than Two Years [member] | Date of Grant Two [Member] | Board of Director [Member] | BCE2010 [Member] | Black and Scholes Method [Member]
Valuation method used
Grant date share fair value (in euros) | €	€ 77
Expected volatility	40.00%
Average life of BCE2010 (in years)	0
Discount rate(2)	2.42%
Expected dividends	0.00%
Fair value per BCE2010 (in euros) | € / shares	€ 32.29
Later Than Two Years and Not Later Than Three Years [member] | Date of Grant One [Member] | Board of Director [Member] | BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		2 years 6 months
Plan expiration date		Nov. 22, 2021
Number of BCE2010 granted		6,000
Share entitlement per BCE2010(1) | € / shares		€ 15
Exercise price (in euros) | €		€ 77
Later Than Two Years and Not Later Than Three Years [member] | Date of Grant One [Member] | Board of Director [Member] | BCE2010 [Member] | Black and Scholes Method [Member]
Valuation method used
Grant date share fair value (in euros) | €		€ 77
Expected volatility		40.00%
Average life of BCE2010 (in years)		0
Discount rate(2)		2.68%
Expected dividends		0.00%
Fair value per BCE2010 (in euros) | € / shares		€ 34.03
Later Than Two Years and Not Later Than Three Years [member] | Date of Grant Two [Member] | Board of Director [Member] | BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	3 years
Plan expiration date	Nov. 22, 2021
Number of BCE2010 granted	2,510
Share entitlement per BCE2010(1) | € / shares	€ 15
Exercise price (in euros) | €	€ 77
Later Than Two Years and Not Later Than Three Years [member] | Date of Grant Two [Member] | Board of Director [Member] | BCE2010 [Member] | Black and Scholes Method [Member]
Valuation method used
Grant date share fair value (in euros) | €	€ 77
Expected volatility	40.00%
Average life of BCE2010 (in years)	0
Discount rate(2)	2.42%
Expected dividends	0.00%
Fair value per BCE2010 (in euros) | € / shares	€ 33.58
Later Than Three Years and Not Later Than Four Years [member] | Date of Grant One [Member] | Board of Director [Member] | BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		3 years 6 months
Plan expiration date		Nov. 22, 2021
Number of BCE2010 granted		6,000
Share entitlement per BCE2010(1) | € / shares		€ 15
Exercise price (in euros) | €		€ 77
Later Than Three Years and Not Later Than Four Years [member] | Date of Grant One [Member] | Board of Director [Member] | BCE2010 [Member] | Black and Scholes Method [Member]
Valuation method used
Grant date share fair value (in euros) | €		€ 77
Expected volatility		40.00%
Average life of BCE2010 (in years)		0
Discount rate(2)		2.87%
Expected dividends		0.00%
Fair value per BCE2010 (in euros) | € / shares		€ 35.58
Later Than Three Years and Not Later Than Four Years [member] | Date of Grant Two [Member] | Board of Director [Member] | BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Plan expiration date	Nov. 22, 2021
Number of BCE2010 granted	2,509
Share entitlement per BCE2010(1) | € / shares	€ 15
Exercise price (in euros) | €	€ 77
Later Than Three Years and Not Later Than Four Years [member] | Date of Grant Two [Member] | Board of Director [Member] | BCE2010 [Member] | Black and Scholes Method [Member]
Valuation method used
Grant date share fair value (in euros) | €	€ 77
Expected volatility	40.00%
Average life of BCE2010 (in years)	0
Discount rate(2)	2.66%
Expected dividends	0.00%
Fair value per BCE2010 (in euros) | € / shares	€ 35.20